Fair Value Measurements - Additional Information (Details) - Decarbonization Plus Acquisition Corporation Iii - USD ($)	Sep. 30, 2021	Jun. 30, 2021
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Assets held in trust account	$ 350,010,686	$ 350,005,400
Public Warrants [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Transfers from Level 3 to Level 1	16,800,000	16,800,000
Money Market Funds [Member]
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Assets held in trust account	$ 350,010,686	$ 350,005,400